Expense Example - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	Mar. 01, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	1,763
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	1,961
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 995